SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Kyivstar operations are considered as one operating segment.
Management evaluates the performance of the Group’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and listing expense ("Adjusted EBITDA") along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets ("CAPEX excl. licenses and ROU") and revenue. Management does not analyze assets or liabilities by reportable segments.
The following tables present the key financial information for the year ended December 31:

	Revenue			Selling, General and Administrative Expenses **			Adjusted EBITDA			CAPEX excl. licenses and ROU*
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Kyivstar	1,157	919	915	$393	$305	$284	649	515	538	351	221	155

Total	1,157	919	915	$393	$305	$284	649	515	538	351	221	155
*This includes capital expenditures on property, plant and equipment of US$382 (2024: US$237), intangible assets of US$91 (2024: US$94) after deducting additions in licenses of US$1 (2024: US$35) and right-of-use assets of US$121 (2024:US$75).
**Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Group has included Selling, general and administrative expenses by reportable segment, including comparative information.
The following table provides the reconciliation of Adjusted EBITDA to profit before tax for the year ended December 31:

	2025	2024	2023
Total Adjusted EBITDA	649	515	538
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation	(140)	(118)	(127)
Amortization	(65)	(45)	(49)
Impairment	(8)	(3)	(1)
(Loss) / gain on disposal of non-current assets	—	(1)	2
Listing expense	(162)	—	—
Finance costs	(75)	(82)	(82)
Finance income	12	40	35
Other non-operating (loss) / gain, net	—	2	(8)
Foreign exchange (loss) / gain, net	(13)	39	38

Profit before tax	198	347	346